Loans and Other Borrowings - Summary of Key Components of Net Debt (Detail) £ in Millions	12 Months Ended
Mar. 31, 2019 GBP (£)
Disclosure of detailed information about borrowings [Line Items]
Debt at beginning balance	£ 9,627
Issuance/(maturities)	1,376
Foreign exchange	(9)
Accrued interest movements	41
Debt at ending balance	11,035
Removal of Accrued Interest and Fair Value Adjustments [Member]
Disclosure of detailed information about borrowings [Line Items]
Debt at beginning balance	2
Accrued interest movements	1
Debt at ending balance	3
Gross Carrying Amount [Member]
Disclosure of detailed information about borrowings [Line Items]
Debt at beginning balance	13,175
Issuance/(maturities)	2,719
Foreign exchange	(17)
Accrued interest movements	35
Debt at ending balance	15,912
Gross Carrying Amount [Member] | 2019 [Member]
Disclosure of detailed information about borrowings [Line Items]
Debt at beginning balance	2,281
Issuance/(maturities)	(1,423)
Fair value movements	(8)
Foreign exchange	(97)
Transfer to within one year	1,281
Accrued interest movements	66
Debt at ending balance	2,100
Gross Carrying Amount [Member] | Over 12 Months [Member]
Disclosure of detailed information about borrowings [Line Items]
Debt at beginning balance	11,994
Issuance/(maturities)	3,972
Fair value movements	(11)
Foreign exchange	(102)
Transfer to within one year	(1,111)
Accrued interest movements	34
Debt at ending balance	14,776
Gross Carrying Amount [Member] | Cash Flows from Derivatives Related to Net Debt [Member]
Disclosure of detailed information about borrowings [Line Items]
Issuance/(maturities)	124
Transfer to within one year	(124)
Gross Carrying Amount [Member] | Overdrafts [Member]
Disclosure of detailed information about borrowings [Line Items]
Issuance/(maturities)	46
Transfer to within one year	(46)
Gross Carrying Amount [Member] | Impact of Cross-Currency Swaps [Member]
Disclosure of detailed information about borrowings [Line Items]
Debt at beginning balance	(874)
Foreign exchange	182
Accrued interest movements	(9)
Debt at ending balance	(701)
Gross Carrying Amount [Member] | Removal of Accrued Interest and Fair Value Adjustments [Member]
Disclosure of detailed information about borrowings [Line Items]
Debt at beginning balance	(226)
Fair value movements	19
Accrued interest movements	(56)
Debt at ending balance	(263)
Cash And Cash Equivalents Adjustments
Disclosure of detailed information about borrowings [Line Items]
Debt at beginning balance	(528)
Issuance/(maturities)	(1,140)
Foreign exchange	(3)
Accrued interest movements	5
Debt at ending balance	(1,666)
Current Asset Investments Adjustment
Disclosure of detailed information about borrowings [Line Items]
Debt at beginning balance	(3,022)
Issuance/(maturities)	(203)
Foreign exchange	11
Debt at ending balance	£ (3,214)